UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if an Amendment [ ];  Amendment Number:
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Avenue Capital Partners V, LLC
Address:  c/o Avenue Capital Management II, L.P.
          399 Park Avenue, 6th Floor
          New York, New York  10022

Form 13F File Number:  028-13480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:      Eric Ross
Title:     Attorney-in-Fact for Marc Lasry,
           Managing Member of the Managing Member of
           Avenue Capital Partners V, LLC
Phone:     (212)850-7511

Signature, Place, and Date of Signing:

/s/ Eric Ross            New York, New York      November 15, 2010
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number            Name

028-10797                       Marc Lasry